ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IFRS 16 (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases
Operating lease commitments disclosed as at December 31, 2018			$ 1,933,167
Discounted using the lessee's incremental borrowing rate of at the date of initial application	$ 946,390	$ 1,354,278	1,354,278
Lease liability recognised	946,390	1,354,278	1,354,278
Current lease liabilities	467,977	596,813	596,813
Non-current lease liabilities	$ 478,413	$ 757,465	$ 757,465
Argentina, Pesos [member]
Leases
Weighted average lessee's incremental borrowing rate		44.26%
US Dollar [member]
Leases
Weighted average lessee's incremental borrowing rate		14.36%
Increase due to application of IFRS 16.
Leases
Discounted using the lessee's incremental borrowing rate of at the date of initial application		$ 1,354,278
Lease liability recognised		1,354,278
Right-of-use assets		$ 1,354,278